Related Party Transactions - Schedule of Transactions with Related Parties (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2022 CNY (¥)	Feb. 28, 2022 USD ($)	Feb. 28, 2021 CNY (¥)	Feb. 29, 2020 CNY (¥)
Related Party Transaction [Line Items]
Services provided to related parties	¥ 949	$ 150	¥ 2,476	¥ 3,436
Purchases of services provided by related parties			3,771	1,702
Lease expense to related party	108	17	108	53
Loans to noncontrolling interest shareholders	588	93
Disposal subsidiary			39
Total	4,048	642
Fuxi Network
Related Party Transaction [Line Items]
Services provided to related parties	949	150	2,476	3,436
Purchases of services provided by related parties			3,525	1,702
Others
Related Party Transaction [Line Items]
Purchases of services provided by related parties			246
Huangshan Culture Investment Group Co., Ltd. ("Huangshan Culture")
Related Party Transaction [Line Items]
Lease expense to related party	108	17	¥ 108	¥ 53
Shanghai Jiaxin Travel Agency("Jiaxin Travel")
Related Party Transaction [Line Items]
Gain from disposal of liabilities and a subsidiary	¥ 4,048	$ 642